STOCK-BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 5,415	$ 37,012	$ 10,893	$ 9,535
Other operating expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation		8,194	3,033	2,596
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation		6,012	1,536	1,717
Sales and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation		10,916	1,995	1,715
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation		$ 11,890	$ 4,329	$ 3,507